Note 15 - Rent Expenses (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Points of Presence [Member]
Operating Leases, Rent Expense	$ 2,166,062	$ 2,009,366	$ 4,241,720	$ 4,095,064	$ 8,180,389	$ 7,746,573	$ 7,128,778
Corporate Offices [Member]
Operating Leases, Rent Expense	88,651	96,669	237,798	188,861	382,234	336,437	518,245
Other Leased Property [Member]
Operating Leases, Rent Expense	113,066	100,605	234,555	188,940	414,618	362,281	437,718
Operating Leases, Rent Expense	$ 2,367,779	$ 2,206,640	$ 4,714,073	$ 4,472,865	$ 25,684,686	$ 21,628,500	$ 19,152,057